SHARE-BASED COMPENSATION - Summary of SAR activity (Details) - Share appreciation rights - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	533	537
Grants (in shares)	304	292
Exercises (in shares)	(36)	(158)
Forfeited (in shares)	(127)	(138)
Number of units, end of period (in shares)	674	533